Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation
Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB. The financial statements are prepared on the historical cost basis, other than certain financial assets and liabilities measured at fair value, and accounting policies set out below have been consistently applied. The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of apply the accounting policies.
On November 15, 2023, the Company acquired GLAAM Co., Ltd. (“Captivision Korea”) through a share for share exchange. The acquisition is not a business combination, and Captivision Korea is identified as the acquirer for accounting purposes and as such the transaction is a reverse acquisition (“De-SPAC transaction”). As the acquisition is not a business combination, the transaction falls within IFRS 2 ‘Share-based payments’. In line with the IFRIC guidance, the transaction is accounted for as follows:

•	The assets and liabilities of the accounting acquirer are recognized and measured in the consolidated financial statements at their pre-combination carrying amounts.

•	The identifiable net assets of the Company, as legal acquirer, is recognized in accordance with paragraph 10 of IFRS 2 at their fair value at grant date.

•
Any difference in the fair value of the shares deemed to have been issued and the fair value of the Company’s assets and liabilities is charged to the Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) as a share-based payment expense and represents in substance the cost of acquiring a Nasdaq listing.

Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB. The financial statements are prepared on the historical cost basis, other than certain financial assets and liabilities measured at fair value, and accounting policies set out below have been consistently applied. The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of apply the accounting policies.

On November 15, 2023, the Company acquired GLAAM Co., Ltd. (“Captivision Korea”) through a share for share exchange. The acquisition is not a business combination, and Captivision Korea is identified as the acquirer for accounting purposes and as such the transaction is a reverse acquisition
(“De-SPAC
transaction”). As the acquisition is not a business combination, the transaction falls within IFRS 2 ‘Share-based payments’. In line with the IFRIC guidance, the transaction is accounted for as follows:

•	The assets and liabilities of the accounting acquirer are recognized and measured in the consolidated financial statements at their pre-combination carrying amounts.

•	The identifiable net assets of the Company, as legal acquirer, is recognized in accordance with paragraph 10 of IFRS 2 at their fair value at grant date.

•
Any difference in the fair value of the shares deemed to have been issued and the fair value of the Company’s assets and liabilities is charged to the Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) as a share-based payment expense and represents in substance the cost of acquiring a Nasdaq listing.

Significant Accounting Policy
Significant Accounting Policy
The significant accounting policies followed by the Company in the preparation of its consolidated financial statements are as follows:
The preparation of financial statements in conformity with IFRS requires management to make significant estimates and assumptions that affect the assets, liabilities, revenues and expenses, and other related amounts during the periods covered by the financial statements. Management routinely makes judgments and estimates about the effect of matters that are inherently uncertain. As the number of variables and assumptions affecting the future resolution of the uncertainties increases, these judgments become more subjective and complex. The Company has identified the following accounting policies as the most important to the presentation and disclosure of the financial condition and results of operations.

Significant Accounting Policy
The significant accounting policies followed by the Company in the preparation of its consolidated financial statements are as follows:
The preparation of financial statements in conformity with IFRS requires management to make significant estimates and assumptions that affect the assets, liabilities, revenues and expenses, and other related amounts during the periods covered by the financial statements. Management routinely makes judgments and estimates about the effect of matters that are inherently uncertain. As the number of variables and assumptions affecting the future resolution of the uncertainties increases, these judgments become more subjective and complex. The Company has identified the following accounting policies as the most important to the presentation and disclosure of the financial condition and results of operations.

Subsidiaries
Subsidiaries
The Company has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.
Subsidiaries
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for
De-SPAC
transaction by the Company. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired, and liabilities and contingent liabilities assumed in a
De-SPAC
transaction are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling
interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.
The excess of consideration transferred, amount of any
non-controlling
interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.
Intercompany transactions, balances and unrealized gains on intercompany transactions are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.
Changes in ownership interests in subsidiaries without change of control
Any differences between the amount of the adjustment to non-controlling interest that do not result in a loss of control and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Controlling Company.

Disposal of subsidiaries
When the Company ceases to consolidate for a subsidiary because of a loss of control, any retained interest in the subsidiary is remeasured to its fair value with the change in carrying amount recognized in profit or loss.
Associates
Associates are entities over which the Company has significant influence but does not possess control or joint control. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost. Unrealized gains on transactions between the Company and its associates are eliminated to the extent of the Company’s interest in the associates. If the Company’s share of losses of an associate equal or exceeds its interest in the associate (including long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. After the Company’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. If there is objective evidence of impairment for the investment in the associate, the Company recognizes the difference between the recoverable amount of the associate and its book amount as impairment loss. If an associate uses accounting policies other than those of the Company for transactions and events in similar circumstances, if necessary, adjustments shall be made to make the associate’s accounting policies conform to those of the Company when the associate’s financial statements are used by the Company in applying the equity method.

Subsidiaries
The Company has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.
Subsidiaries
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for
De-SPAC
transaction by the Company. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired, and liabilities and contingent liabilities assumed in a
De-SPAC
transaction are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling
interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.

The excess of consideration transferred, amount of any
non-controlling
interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.
Intercompany transactions, balances and unrealized gains on intercompany transactions are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.
Changes in ownership interests in subsidiaries without change of control
Any differences between the amount of the adjustment to
non-controlling
interest that do not result in a loss of control and any conside ra
tion paid or received is recognized in a separate reserve within equity attributable to owners of the Controlling Company.
Disposal of subsidiaries
When the Company ceases to consolidate for a subsidiary because of a loss of control, any retained interest in the subsidiary is remeasured to its fair value with the change in carrying amount recognized in profit or loss.
Associates
Associates are entities over which the Company has significant influence but does not possess control or joint control. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost. Unrealized gains on transactions between the Company and its associates are eliminated to the extent of the Company’s interest in the associates. If the Company’s share of losses of an associate equal or exceeds its interest in the associate (including long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. After the Company’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. If there is objective evidence of impairment for the investment in the associate, the Company recognizes the difference between the recoverable amount of the associate and its book amount as impairment loss. If an associate uses accounting policies other than those of the Company for transactions and events in similar circumstances, if necessary, adjustments shall be made to make the associate’s accounting policies conform to those of the Company when the associate’s financial statements are used by the Company in applying the equity method.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include all cash balances and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Cash and cash equivalents
Cash and cash equivalents include all cash balances and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Non-derivative financial assets
Non-derivative financial assets
Recognition and initial measurement
Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are recognized in statement of financial position when, and only when, the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at Fair Value Through Profit or Loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and subsequent measurement
On initial recognition, a financial asset is classified as measured at: amortized cost; Fair Value through Other Comprehensive Income (FVOCI)—debt investment; FVOCI—equity investments; or FVTPL. Financial assets are not reclassified after their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the subsequent reporting period following the change in the business model.

A financial asset is measured as at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured as at FVTPL. This includes all derivative financial assets. At initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, it transfers the rights to receive the contractual cash flows of the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it transfers or does not retain substantially all the risks and rewards of ownership of a transferred asset, and does not retain control of the transferred asset.
If the Company has retained substantially all the risks and rewards of ownership of the transferred asset, the Company continues to recognize the transferred asset.
Offset
Financial assets and liabilities are offset, and the net amount is presented in the consolidated statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Non-derivative
financial assets
Recognition and initial measurement
Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are recognized in statement of financial position when, and only when, the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at Fair Value Through Profit or Loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and subsequent measurement
On initial recognition, a financial asset is classified as measured at: amortized cost; Fair Value through Other Comprehensive Income (FVOCI)—debt investment; FVOCI—equity investments; or FVTPL. Financial assets are not reclassified after their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the subsequent reporting period following the change in the business model.
A financial asset is measured as at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured as at FVTPL. This includes all derivative financial assets. At initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, it transfers the rights to receive the contractual cash flows of the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it transfers or does not retain substantially all the risks and rewards of ownership of a transferred asset, and does not retain control of the transferred asset.
If the Company has retained substantially all the risks and rewards of ownership of the transferred asset, the Company continues to recognize the transferred asset.

Offset
Financial assets and liabilities are offset, and the net amount is presented in the consolidated statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Trade Receivables
Trade Receivables
Trade receivables are recognized initially at their transaction price, unless they contain significant financing components when they are recognized at fair value. If they contain significant financing components, trade receivables are subsequently measured at amortized cost using the effective interest method, less loss allowance.

Trade Receivables
Trade receivables are recognized initially at their transaction price, unless they contain significant financing components when they are recognized at fair value. If they contain significant financing components, trade receivables are subsequently measured at amortized cost using the effective interest method, less loss allowance.

Inventories	Inventories Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method, except for inventories in-transit.	Inventories Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted- average method, except for inventories in-transit.
Property, Plant and Equipment
Property, Plant and Equipment
Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes an expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.
The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item, and recognized in other income or other expenses.
Subsequent costs
Subsequent expenditure on an item of property, plant and equipment is recognized as part of its cost only if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.
Depreciation
Land is not depreciated, and depreciation of other items of property, plant and equipment is recognized in profit or loss on a straight-line basis, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The residual value of property, plant and equipment is zero.
Estimated useful lives of the assets are as follows:

Items	Estimated useful lives (years)
Buildings and structures	40
Machinery	10
Others	5
Depreciation methods, useful lives and residual values are reviewed at each financial period-end and adjusted if appropriate and any changes are accounted for as changes in accounting estimates.

Property, Plant and Equipment
Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes an expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.
The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item, and recognized in other income or other expenses.
Subsequent costs
Subsequent expenditure on an item of property, plant and equipment is recognized as part of its cost only if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The costs of the day-to-day
servicing of property, plant and equipment are recognized in profit or loss as incurred.
Depreciation
Land is not depreciated, and depreciation of other items of property, plant and equipment is recognized in profit or loss on a straight-line basis, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The residual value of property, plant and equipment is zero.
Estimated useful lives of the assets are as follows:

Items	Estimated useful lives (years)
Buildings and structures	40
Machinery	10
Others	5

Depreciation methods, useful lives and residual values are reviewed at each financial period-end
and adjusted if appropriate and any changes are accounted for as changes in accounting estimates.

Intangible Assets
Intangible Assets
Intangible assets are initially measured at cost. Subsequently, intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets are amortized in a straight-line method for five years with the residual value of zero from the time they are available.
Subsequent costs
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific intangible asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Intangible Assets
Intangible assets are initially measured at cost. Subsequently, intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets are amortized in a straight-line method for five years with the residual value of zero from the time they are available.
Subsequent costs
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific intangible asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Impairment for Non-financial assets
Impairment for non-financial assets
The carrying amounts of the Company’s non-financial assets, other than assets arising from employee benefits, inventories, and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, the recoverable amount is estimated each year.
An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.
In respect of assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of accumulated depreciation or amortization, if no impairment loss had been recognized from the acquisition cost. An impairment loss in respect of goodwill is not reversed.
Deferred Income Tax
The Company’s taxable income generated from these operations are subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain.
If certain portion of the taxable income is not used for investments or increase in wages or dividends in accordance with the Tax System for Recirculation of Corporate Income, the Company is liable to pay additional income tax calculated based on the tax laws. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new tax system. As the Company’s income tax is dependent on the investments, as well as wage and dividends increase, there is an uncertainty measuring the final tax effects.
Fair Value of Financial Instruments
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.
Impairment of Financial Assets
The provision for impairment for financial assets is based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation based on the Company’s history, existing market conditions as well as forward looking estimates at the end of each reporting period.
Net Defined Benefit Liability
The present value of net defined benefit liability depends on several factors that are determined on an actuarial basis using a number of assumptions including the discount rate.

Impairment for
Non-financial
assets
The carrying amounts of the Company’s
non-financial
assets, other than assets arising from employee benefits, inventories, and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, the recoverable amount is estimated each year.
An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.
In respect of assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of accumulated depreciation or amortization, if no impairment loss had been recognized from the acquisition cost. An impairment loss in respect of goodwill is not reversed.
Deferred Income Tax
The Company’s taxable income generated from these operations are subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain.
If certain portion of the taxable income is not used for investments or increase in wages or dividends in accordance with the Tax System for Recirculation of Corporate Income, the Company is liable to pay additional income tax calculated based on the tax laws. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new tax system. As the Company’s income tax is dependent on the investments, as well as wage and dividends increase, there is an uncertainty measuring the final tax effects.
Fair Value of Financial Instruments
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.

Impairment of Financial Assets
The provision for impairment for financial assets is based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation based on the Company’s history, existing market conditions as well as forward looking estimates at the end of each reporting period.
Net Defined Benefit Liability
The present value of net defined benefit liability depends on several factors that are determined on an actuarial basis using a number of assumptions including the discount rate.

Non-derivative financial liabilities
Non-derivative financial liabilities
The Company classifies financial liabilities as financial liabilities at profit or loss and other financial liabilities according to the substance of the contract and the definition of financial liabilities and recognizes them in its statement of financial position when it becomes a party to the contract.
Financial liabilities at profit or loss
Financial liability at profit or loss includes a short-term trading financial liability or a financial liability designated as financial liability at profit or loss at initial recognition. A financial liability at profit or loss is measured at fair value after initial recognition and changes in fair value are recognized in profit or loss. On the other hand, transaction costs incurred in connection with the issuance at initial recognition are recognized in profit or loss immediately upon occurrence.
Other financial liabilities
Non-derivative
financial liabilities that are not classified as financial liabilities at profit or loss are classified as other financial liabilities. Other financial liabilities are measured at fair value minus transaction costs directly related to issuance at initial recognition. Subsequently, other financial liabilities are measured at amortized cost using the effective interest method and interest expenses are recognized using the effective interest method.
Financial liabilities are removed from the statement of financial position only when they are extinguished, i.e., contractual obligations are fulfilled, cancelled, or expired.

Non-derivative
financial liabilities
The Company classifies financial liabilities as financial liabilities at profit or loss and other financial liabilities according to the substance of the contract and the definition of financial liabilities and recognizes them in its statement of financial position when it becomes a party to the contract.
Financial liabilities at profit or loss
Financial liability at profit or loss includes a short-term trading financial liability or a financial liability designated as financial liability at profit or loss at initial recognition. A financial liability at profit or loss is measured at fair value after initial recognition and changes in fair value are recognized in profit or loss. On the other hand, transaction costs incurred in connection with the issuance at initial recognition are recognized in profit or loss immediately upon occurrence.
Other financial liabilities
Non-derivative
financial liabilities that are not classified as financial liabilities at profit or loss are classified as other financial liabilities. Other financial liabilities are measured at fair value minus transaction costs directly related to issuance at initial recognition. Subsequently, other financial liabilities are measured at amortized cost using the effective interest method and interest expenses are recognized using the effective interest method.
Financial liabilities are removed from the statement of financial position only when they are extinguished, i.e., contractual obligations are fulfilled, cancelled, or expired.

Trade and other Payables
Trade and other Payables
These amounts represent liabilities for goods and services provided to the Company prior to the end of reporting period which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Trade and other Payables
These amounts represent liabilities for goods and services provided to the Company prior to the end of reporting period which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Employee benefits
Employee benefits
Short-term employee benefits
Short-term employee benefits that are due to be settled within twelve months after the end of the period in which the employees r ende
r the related service are recognized in profit or loss on an undiscounted basis.
Defined benefit plan
A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Company’s net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.
The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Company recognizes all actuarial gains and losses arising from defined benefit plans in retained earnings immediately.

The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), considering any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect on the asset ceiling.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.
Termination benefits
The Company recognizes expense for termination benefits at the earlier of the date when the entity can no longer withdraw the offer of those benefits and when the entity recognizes costs for a restructuring involving the payment of termination benefits. If the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period, the Company measures the termination benefit with the present value of future cash payments.

Employee benefits
Short-term employee benefits
Short-term employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service are recognized in profit or loss on an undiscounted basis.

Defined benefit plan
A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Company’s net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.
The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Company recognizes all actuarial gains and losses arising from defined benefit plans in retained earnings immediately.
The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability (asset), considering any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect on the asset ceiling.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.
Termination benefits
The Company recognizes expense for termination benefits at the earlier of the date when the entity can no longer withdraw the offer of those benefits and when the entity recognizes costs for a restructuring involving the payment of termination benefits. If the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period, the Company measures the termination benefit with the present value of future cash payments.

Share-based compensation
Share-based compensation
Converted Options
Where share options are awarded to Captivision Korea ’s employees, the fair value of the options at grant date is charged to the Statement of Profit and Loss over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options or warrants that eventually vest. Market vesting conditions are factored into the fair value of the options granted. The cumulative expense is not adjusted for failure to achieve a market vesting condition.
The fair value of the award also considers non-vesting conditions. These are either factors beyond the control of either party (such as a target based on an index) or factors which are within the control of one or other of the parties (such as the Company keeping the scheme open or the employee maintaining any contributions required by the scheme).
Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before
and
after the modification, is also charged to the Statement of Profit and Loss over the remaining vesting period.
Where equity instruments are granted to persons other than employees, the Statement of Profit and Loss is charged with fair value of goods and services received.
When share options lapse, any amounts credited to the share-based payments reserve are released to the retained earnings reserve.
RSRs (Restricted Stock Rights)
RSRs are granted to Captivision Korea Founders (Houng Ki Kim and Ho Joon Lee). Estimating the fair value of RSRs requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the RSRs. This estimate also requires determination of the most appropriate inputs to the valuation model including equity value, exercise price, volatility, dividend yield, risk free rate and exercise period and making assumptions about them. For the measurement of the fair value of RSRs at both the acquisition and the reporting date, the company uses a Monte Carlo simulation. The assumptions and models used for this estimation are disclosed in note 35.
Warrants
Warrants are classified as derivatives and are initially recognized at their fair value on the date of inception of the contract. The Company’s warrants are subsequently re-measured at each reporting date with changes in fair value recognized in profit or loss.
As the fair value of the warrants fluctuate with movement in the underlying Captivision Inc. share price, these warrants are considered a derivative as
a
variable amount of cash will be settled on exercise.

Share-based compensation
Converted Options
Where share options are awarded to Captivision Korea ’s employees, the fair value of the options at grant date is charged to the Statement of Profit and Loss over the vesting period.
Non-market
vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options or warrants that eventually vest. Market vesting conditions are factored into the fair value of the options granted. The cumulative expense is not adjusted for failure to achieve a market vesting condition.
The fair value of the award also considers
non-vesting
conditions. These are either factors beyond the control of either party (such as a target based on an index) or factors which are within the control of one or other of the parties (such as the Company keeping the scheme open or the employee maintaining any contributions required by the scheme).
Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the Statement of Profit and Loss over the remaining vesting period.

Where equity instruments are granted to persons other than employees, the Statement of Profit and Loss is charged with fair value of goods and services received.
When share options lapse, any amounts credited to the share-based payments reserve are released to the retained earnings reserve.
RSRs (Restricted Stock Rights)
RSRs are granted to Captivision Korea Founders (Houng Ki Kim and Ho Joon Lee). Estimating the fair value of RSRs requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the RSRs. This estimate also requires determination of the most appropriate inputs to the valuation model including equity value, exercise price, volatility, dividend yield, risk free rate and exercise period and making assumptions about them. For the measurement of the fair value of RSRs at both the acquisition and the reporting date, the company uses a Monte Carlo simulation. The assumptions and models used for this estimation are disclosed in note 35.
Warrants
Warrants are classified as derivatives and are initially recognized at their fair value on the date of inception of the contract. The Company’s warrants are subsequently re-measured
at each reporting date with changes in fair value recognized in profit or loss.
As the fair value of the warrants fluctuate with movement in the underlying Captivision Inc. share price, these warrants are considered a derivative as a variable amount of cash will be settled on exercise.

Provisions
Provisions
Provisions for product warranties, litigations and claims, and others are recognized when the Company presently hold legal or constructive obligation as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, and the increase in the provision due to the passage of time is recognized as interest expense.

Provisions
Provisions for product warranties, litigations and claims, and others are recognized when the Company presently hold legal or constructive obligation as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, and the increase in the provision due to the passage of time is recognized as interest expense.

Leases
Leases
The Company leases various repeater server racks, offices, communication line facilities, machinery, and cars. Contracts may contain both lease and non-lease components. The Company allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Company is lessee, the Company applies the practical expedient which has elected not to separate lease and non-lease components and instead accounts them as a single lease component.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	Variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	Amounts expected to be payable by the Company (the lessee) under residual value guarantees

•	The exercise price of a purchase option if the Company (the lessee) is reasonably certain to exercise that option, and

•	Payments of penalties for terminating the lease, if the lease term reflects the Company (the lessee) exercising that option
Measurement of lease liability also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease.

The Company determines the lease term as the
non-cancellable
period of a lease, together with both (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. When the lessee and the lessor each has the right to terminate the lease without permission from the other party, the Company should consider a termination penalty in determining the period for which the contract is enforceable.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs (leasehold deposits)

•	restoration costs
The
right-of-use
asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less, such as mechanical devices and cars. Low-value assets are comprised of tools, equipment, and others.

Leases
The Company leases various repeater server racks, offices, communication line facilities, machinery, and cars. Contracts may contain both lease and non-lease
components. The Company allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. However, for leases of real estate for which the Company is lessee, the Company applies the practical expedient which has elected not to separate lease and non-lease
components and instead accounts them as a single lease component.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	Variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	Amounts expected to be payable by the Company (the lessee) under residual value guarantees

•	The exercise price of a purchase option if the Company (the lessee) is reasonably certain to exercise that option, and

•	Payments of penalties for terminating the lease, if the lease term reflects the Company (the lessee) exercising that option
Measurement of lease liability also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease.
The Company determines the lease term as the
non-cancellable
period of a lease, together with both (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. When the lessee and the lessor each has the right to terminate the lease without permission from the other party, the Company should consider a termination penalty in determining the period for which the contract is enforceable.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs (leasehold deposits)

•	restoration costs
The
right-of-use
asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less, such as mechanical devices and cars.
Low-value
assets are comprised of tools, equipment, and others.

Paid-in Capital
Paid-in Capital
Common shares are classified as capital, and incremental costs incurred directly related to capital transactions are deducted from capital as a net amount reflecting tax effects. If the Company reacquires its own equity instruments, these equity instruments are deducted directly from equity as subjects of equity. Profit or loss in the case of purchasing, selling, issuing, or incinerating a self-interest product is not recognized in profit or loss.

Paid-in
Capital
Common shares are classified as capital, and incremental costs incurred directly related to capital transactions are deducted from capital as a net amount reflecting tax effects. If the Company reacquires its own equity instruments, these equity instruments are deducted directly from equity as subjects of equity. Profit or loss in the case of purchasing, selling, issuing, or incinerating a self-interest product is not recognized in profit or loss.

Revenue from contracts with customers
Revenue from contracts with customers
The Company generates revenue primarily from sale and installation of LED display glasses. Product revenue is recognized when a customer obtains control over the Company’s products, which typically occurs upon delivery or completion of installation depending on the terms of the contracts with the customer.

Revenue from contracts with customers
The Company generates revenue primarily from sale and installation of LED display glasses. Product revenue is recognized when a customer obtains control over the Company’s products, which typically occurs upon delivery or completion of installation depending on the terms of the contracts with the customer.

Finance Income
Finance Income
Finance income comprises interest income on funds invested (including debt instruments measured at FVOCI), gains on disposal of debt instruments measured at FVOCI, and changes in fair value of financial assets at FVTPL. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance Income
Finance income comprises interest income on funds invested (including debt instruments measured at FVOCI), gains on disposal of debt instruments measured at FVOCI, and changes in fair value of financial assets at FVTPL. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Income Tax
Income Tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a De-SPAC transaction, or items recognized directly in equity or in other comprehensive income.
Current tax
Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.
The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable or non-deductible items from the accounting profit.
Deferred tax
Deferred tax is recognized, using the asset and liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses and unrecognized tax credit carryforwards can be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
The Company recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that the differences relating to investments in subsidiaries, associates and joint ventures will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company offsets deferred tax assets and deferred tax liabilities if, and only if the Company has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Income Tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a
De-SPAC
transaction, or items recognized directly in equity or in other comprehensive income.
Current tax
Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.
The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit.
Deferred tax
Deferred tax is recognized, using the asset and liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses and unrecognized tax credit carryforwards can be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
The Company recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that the differences relating to investments in subsidiaries, associates and joint ventures will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
The Company offsets deferred tax assets and deferred tax liabilities if, and only if the Company has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Earnings (Loss) Per Share
Earnings (Loss) Per Share4
Captivision inc., the Controlling Company presents basic and diluted earnings (loss) per share (“EPS”) data for its common stocks. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Controlling Company by the weighted average number of common stocks outstanding during the period.
The equity structure in the consolidated financial statements following a reverse acquisition reflects the equity structure of the legal acquirer (the accounting acquiree), including the equity interests issued by the legal acquirer to effect the De-SPAC transaction.
In calculating the weighted average number of ordinary shares outstanding (the denominator of the earnings per share calculation) during the period in which the reverse acquisition occurs:
(a) the number of ordinary shares outstanding from the beginning of that period to the acquisition date shall be computed based on the weighted average number of ordinary shares of the legal acquiree (accounting acquirer) outstanding during the period multiplied by the exchange ratio (0.8008) established in the merger agreement; and
(b) the number of ordinary shares outstanding from the acquisition date to the end of that period shall be the actual number of ordinary shares of the legal acquirer (the accounting acquiree) outstanding during that period.
To reflect equity structure of the legal acquirer (the accounting acquiree)
The basic earnings per share for each comparative period before the acquisition date presented in the consolidated financial statements following a reverse acquisition shall be calculated by dividing:
(a) the profit or loss of the legal acquiree attributable to ordinary shareholders in each of those periods by
(b) the legal acquiree’s historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio

(0.8008) established in the acquisition agreement.

Earnings (Loss) Per Share
Captivision inc., the Controlling Company presents basic and diluted earnings (loss) per share (“EPS”) data for its common stocks. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Controlling Company by the weighted average number of common stocks outstanding during the period.
The equity structure in the consolidated financial statements following a reverse acquisition reflects the equity structure of the legal acquirer (the accounting acquiree), including the equity interests issued by the legal acquirer to effect the
De-SPAC
transaction.
In calculating the weighted average number of ordinary shares outstanding (the denominator of the earnings per share calculation) during the period in which the reverse acquisition occurs:
(a) the number of ordinary shares outstanding from the beginning of that period to the acquisition date shall be computed based on the weighted average number of ordinary shares of the legal acquiree (accounting acquirer) outstanding during the period multiplied by the exchange ratio (0.8008) established in the merger agreement; and
(b) the number of ordinary shares outstanding from the acquisition date to the end of that period shall be the actual number of ordinary shares of the legal acquirer (the accounting acquiree) outstanding during that period.
To reflect equity structure of the legal acquirer (the accounting acquiree)
The basic earnings per share for each comparative period before the acquisition date presented in the consolidated financial statements following a reverse acquisition shall be calculated by dividing:
(a) the profit or loss of the legal acquiree attributable to ordinary shareholders in each of those periods by
(b) the legal acquiree’s historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio (0.8008) established in the acquisition agreement.

Dividend	Dividend Dividend distribution to the Company’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Company’s shareholders.	Dividend Dividend distribution to the Company’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Company’s shareholders.
Information by revenue categories
Information by revenue categories
Revenue: The Company consists of a single operating segment.

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Product	10,814,451	11,239,035
Service	4,500,910	563,145
Distribution right (*)	—	760,000

Total	15,315,361	12,562,180

(*)
On March 27, 2023, Captivision Korea and GLAAM Malaysia Sdn. Bhd made an exclusive distribution and license agreement. Per the agreement, in consideration for the exclusive territorial distribution rights and license granted, GLAAM Malaysia Sdn. Bhd paid a royalty payment of total USD 760,000.

Information about key customers
Two key customers, AluEnc and Inspire Entertainment Resort, during the six months ended June 30, 2024, ac cou
nted for 33% and 24% of the Company’s total sales, respectively.

Information by revenue categories
Revenue: The Company consists of a single operating segment.

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Product	12,276,442	12,984,977	8,096,808
Merchandise	—	3,309,138	662,960
Service	1,600,321	3,897,820	606,448
Rent	—	—	48,903
Distribution right (*)	760,000

Total	14,636,763	20,191,935	9,415,119

(*)
On March 27, 2023, Captivision Korea and GLAAM Malaysia Sdn. Bhd made an exclusive distribution and license agreement. Per the agreement, in consideration for the exclusive territorial distribution rights and license granted to, GLAAM Malaysia Sdn. Bhd paid a royalty payment of total USD 760,000.

Information about key
customers
One key customer, Eirad Limited Company, during the twelve months ended December 31, 2023, ac co
unted fo
r mo
re than 10% of the Company’s sales.

Critical Accounting Estimates and Assumptions
Critical Accounting Estimates and Assumptions
The Company makes estimates and assumptions concerning the future. The estimates and assumptions are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. Actual results may differ from these estimates.

Critical Accounting Estimates and Assumptions
The Company makes estimates and assumptions concerning the future. The estimates and assumptions are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. Actual results may differ from these estimates.

Reverse acquisition
Reverse acquisition
The acquisition of the share capital of Captivision Korea by the Company whereby Captivision Korea becomes a wholly owned and legal subsidiary of the Company, constitutes a reverse acquisition as the previous shareholders of Captivision Korea own a substantial majority of the Ordinary Shares of the Company. Because Captivision, as the accounting acquiree, does not meet the definition of a business, the transaction will be accounted for as a share-based payment transaction in accordance with IFRS 2 whereby Captivision Korea was deemed to have issued shares in exchange for the net assets and listing status of Captivision. The deemed consideration was the fair value of the shares that Captivision Korea would have had to issue to Captivision to acquire the same percentage equity interest in the combined entity that results from the reverse acquisition. Reverse acquisition related expenses consist of the reverse acquisition expense and Nasdaq listing expense and are explained as follows.
(a)
The reverse acquisition expense
represents the premium paid for obtaining the public listing and is calculated the difference between the fair value of the deemed consideration and the fair value of the net assets acquired and is a non-recurring ex
p
ense.
(b)
Nasdaq listing expense
primarily consists of legal and other professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring.
Reverse acquisitions (Preparation and presentation of consolidated financial statements)-
Consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (accounting acquiree—Captivision, Inc.) but described in the notes as a continuation of the financial statements of the legal subsidiary (accounting acquirer—Captivision Korea), with one adjustment, which is to adjust retroactively the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent (the accounting acquiree). Comparative information presented in those consolidated financial statements also is retroactively
adjusted to reflect the legal capital of the legal parent (accounting acquiree).

Reverse acquisition
The acquisition of the share capital of Captivision Korea by the Company whereby Captivision Korea becomes a wholly owned and legal subsidiary of the Company, constitutes a reverse acquisition as the previous shareholders of Captivision Korea own a substantial majority of the Ordinary Shares of the Company. Because Captivision, as the accounting acquiree, does not meet the definition of a business, the transaction will be accounted for as a share-based payment transaction in accordance with IFRS 2 whereby Captivision Korea was deemed to have issued shares in exchange for the net assets and listing status of Captivision. The deemed consideration was the fair value of the shares that Captivision Korea would have had to issue to Captivision to acquire the same percentage equity interest in the combined entity that results from the reverse acquisition. Reverse acquisition related expenses consist of the reverse acquisition expense and Nasdaq listing expense and are explained as follows.
(a)
The reverse acquisition expense
represents the premium paid for obtaining the public listing and is calculated the difference between the fair value of the deemed consideration and the fair value of the net assets acquired and is a non-recurring
expense.
(b)
Nasdaq listing expense
primarily consists of legal and other professional fees incurred in preparation for and execution of the
De-SPAC
transaction, which are
non-recurring.

Reverse acquisitions (Preparation and presentation of consolidated financial statements)-
Consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (accounting acquiree-Captivision) but described in the notes as a continuation of the financial statements of the legal subsidiary (accounting acquirer-Captivision Korea), with one adjustment, which is to adjust retroactively the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent (the accounting acquiree). Comparative information presented in those consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent (accounting acquiree).